UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 12.3%
$250,000	Airlie CLO 2006-II Ltd. 0.677%, 12/20/2020[1,2,3]	$240,589
250,000	Ally Master Owner Trust 0.607%, 6/17/2019[1,2]	249,649
250,000	American Express Issuance Trust II 0.907%, 8/15/2019[1,2]	249,267
250,000	Ascentium Equipment Receivables 2014-1 LLC 1.580%, 10/10/2018[1,3]	250,725
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[1,3]	100,445
250,000	Baker Street Funding CLO 2005-1 Ltd. 0.787%, 12/15/2018[1,2,3]	246,251
250,000	BlackRock Senior Income Series V Ltd. 0.734%, 8/13/2019[1,2,3]	243,714
250,000	Canyon Capital CLO 2006-1 Ltd. 0.757%, 12/15/2020[1,2,3]	235,816
	Countrywide Asset-Backed Certificates 2004-10
85,267	1.199%, 1/25/2035[1,2]	85,229
	Countrywide Asset-Backed Certificates 2005-11
98,548	0.664%, 2/25/2036[1,2]	98,050
27,449	Fannie Mae Connecticut Avenue Securities 2.294%, 11/25/2024[1,2]	27,636
45,917	First Franklin Mortgage Loan Trust 2004-FF7 1.194%, 9/25/2034[1,2]	45,896
70,184	First Franklin Mortgage Loan Trust 2005-FF3 0.854%, 4/25/2035[1,2]	70,135
100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[1,3]	101,137
250,000	Foothill CLO Ltd. 1.779%, 2/22/2021[1,2,3]	246,503
400,000	Ford Credit Auto Owner Trust 2012-D 1.970%, 5/15/2019[1]	404,327
115,809	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[1,3]	115,695
244,330	Freddie Mac Structured Agency Credit Risk Debt Notes 1.344%, 12/25/2027[1,2]	244,330
250,000	GoldenTree Loan Opportunities IV Ltd. 0.625%, 8/18/2022[1,2,3]	240,998
	Goldentree Loan Opportunities VI Ltd.
248,613	1.589%, 4/17/2022[1,2,3]	247,301
250,000	2.639%, 4/17/2022[1,2,3]	250,007
197,456	Home Equity Asset Trust 2004-5 1.234%, 11/25/2034[1,2]	192,301
83,809	Home Equity Asset Trust 2005-6 0.664%, 12/25/2035[1,2]	83,562

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$34,757	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A 0.694%, 3/25/2035[1,2]	$34,715
250,000	Inwood Park CDO Ltd. 0.987%, 1/20/2021[1,2,3]	241,420
95,094	MAC Capital Ltd. 0.795%, 7/26/2023[1,2,3]	95,044
69,378	Mastr Asset Backed Securities Trust 2005-WMC1 0.869%, 3/25/2035[1,2]	69,302
93,195	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF 1.214%, 12/25/2034[1,2]	93,248
38,976	Popular ABS Mortgage Pass-Through Trust 2005-B 0.674%, 8/25/2035[1,2]	38,969
154,051	RASC Series 2005-KS3 Trust 0.839%, 4/25/2035[1,2]	154,070
178,149	Structured Asset Investment Loan Trust 2004-10 1.254%, 11/25/2034[1,2]	177,167
68,207	Structured Asset Investment Loan Trust 2005-1 0.899%, 2/25/2035[1,2,3]	68,072
55,606	Structured Asset Investment Loan Trust 2005-2 0.869%, 3/25/2035[1,2]	55,508
213,198	Structured Asset Investment Loan Trust 2005-6 0.914%, 7/25/2035[1,2]	212,648
19,219	Structured Asset Investment Loan Trust 2005-7 0.754%, 8/25/2035[1,2]	19,213
250,000	Symphony CLO VII Ltd. 2.194%, 7/28/2021[1,2,3]	250,173
300,000	Wasatch Ltd. 0.639%, 11/14/2022[1,2,3]	281,973
100,483	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust 0.574%, 12/25/2035[1,2]	99,604
193,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[1,3]	192,031

	TOTAL ASSET-BACKED SECURITIES (Cost $6,363,162)	6,352,720

	BANK LOANS – 12.1%
176,401	Activision Blizzard, Inc. 3.250%, 10/11/2020[1,2]	176,744
167,875	Amsurg Corp. 3.500%, 7/8/2021[1,2]	168,202
98,747	Aramark Services, Inc. 3.250%, 2/24/2021[1,2]	98,572
197,494	Ardagh Holdings USA, Inc. 4.000%, 12/17/2019[1,2]	197,062

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$204,512	Avago Technologies Cayman Ltd. 3.750%, 5/6/2021[1,2,4]	$204,629
89,775	Communications Sales & Leasing, Inc. 5.000%, 10/16/2022[1,2]	84,613
	CSC Holdings LLC
147,239	2.685%, 4/17/2020[1,2]	146,399
155,000	5.000%, 9/25/2022[1,2]	152,675
197,500	DaVita HealthCare Partners, Inc. 3.500%, 6/24/2021[1,2]	197,499
197,996	Dell International LLC 4.000%, 4/29/2020[1,2]	197,234
148,101	DigitalGlobe, Inc. 3.750%, 1/31/2020[1,2]	147,670
63,494	Dollar Tree, Inc. 3.500%, 3/9/2022[1,2]	63,626
197,660	Emdeon, Inc. 3.750%, 11/2/2018[1,2]	196,918
100,000	EP Energy LLC 3.500%, 5/24/2018[1,2]	93,375
246,778	FCA US LLC 3.500%, 5/24/2017[1,2]	245,992
200,000	First Data Corp. 3.687%, 3/24/2018[2]	198,657
197,494	Grifols Worldwide Operations USA, Inc. 3.198%, 2/27/2021[1,2]	197,817
257,177	HCA, Inc. 2.937%, 3/31/2017[1,2]	257,236
246,827	Hertz Corp. 3.750%, 3/11/2018[1,2]	246,519
197,500	Hillman Group, Inc. 4.500%, 6/30/2021[1,2]	197,130
155,856	Hilton Worldwide Finance LLC 3.500%, 10/25/2020[1,2]	155,709
125,000	Hudson's Bay Co. 4.625%, 8/4/2022[1,2,4]	125,703
200,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,2,4]	194,950
159,592	JC Penney Corp., Inc. 6.000%, 5/22/2018[1,2]	158,969
220,599	Landry's, Inc. 4.000%, 4/24/2018[1,2]	221,041
200,000	Level 3 Financing, Inc. 4.000%, 1/15/2020[1,2]	199,675
49,747	Mohegan Tribal Gaming Authority 5.500%, 6/15/2018[1,2]	49,622

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$166,355	MPH Acquisition Holdings LLC 4.000%, 3/31/2021[1,2]	$164,588
198,000	New Albertsons, Inc. 4.750%, 6/27/2021[1,2]	198,025
104,731	NRG Energy, Inc. 2.750%, 7/1/2018[1,2]	102,729
100,000	Outfront Media Capital LLC 3.000%, 1/31/2021[1,2]	99,616
72,818	Owens-Brockway Glass Container, Inc. 3.500%, 8/5/2022[1,2]	73,170
47,085	Post Holdings, Inc. 3.750%, 6/2/2021[1,2]	47,155
106,322	RPI Finance Trust 3.500%, 12/18/2020[1,2]	106,134
98,750	SBA Senior Finance II LLC 3.250%, 3/24/2021[1,2]	97,674
61,000	Staples, Inc. 3.500%, 4/24/2021[1,2]	60,775
100,302	Sungard Availability Services Capital, Inc. 6.000%, 3/31/2019[1,2]	85,632
198,221	SUPERVALU, Inc. 4.500%, 3/21/2019[1,2]	198,766
104,731	TransDigm, Inc. 3.750%, 2/28/2020[1,2]	103,627
126,431	Tribune Media Co. 3.750%, 12/27/2020[1,2]	125,535
103,000	United Airlines, Inc. 3.250%, 4/1/2019[1,2]	102,850
43,780	Valeant Pharmaceuticals International, Inc. 4.000%, 3/13/2022[1,2,4]	43,397
117,000	Windstream Services LLC 3.500%, 8/8/2019[1,2]	112,125

	TOTAL BANK LOANS (Cost $6,336,872)	6,296,036

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.3%
9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.226%, 4/14/2033[1,2,3,5]	109,350
	Banc of America Commercial Mortgage Trust 2007-3
71,723	5.734%, 6/10/2049[1,2]	75,712
233,172	5.734%, 6/10/2049[1,2]	243,834
150,000	BBCMS Trust 2014-BXO 3.198%, 8/15/2027[2,3]	148,206
182,006	Bear Stearns Asset Backed Securities Trust 2005-SD1 0.594%, 8/25/2043[1,2]	179,247

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$125,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[1,2,3]	$129,894
233,813	CD 2006-CD3 Mortgage Trust 5.617%, 10/15/2048[1]	239,798
165,000	Citigroup Commercial Mortgage Trust 2006-C4 5.973%, 3/15/2049[1,2]	168,804
2,873,409	Citigroup Commercial Mortgage Trust 2014-GC23 1.290%, 7/10/2047[1,2,5]	205,943
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047[1,2]	263,519
250,000	COMM 2006-C7 Mortgage Trust 5.979%, 6/10/2046[1,2]	255,013
6,700,000	COMM 2012-LC4 Mortgage Trust 0.697%, 12/10/2044[1,2,3,5]	218,145
1,492,558	COMM 2014-CCRE19 Mortgage Trust 1.459%, 8/10/2047[1,2,5]	108,670
100,000	COMM 2015-CCRE23 Mortgage Trust 3.807%, 5/10/2048[1,2,3]	102,517
211,439	Commercial Mortgage Trust 2007-GG9 5.444%, 3/10/2039[1]	219,476
2,000,000	Core Industrial Trust 2015-CALW 0.567%, 2/10/2034[2,3,5]	52,540
100,000	EQTY 2014-INNS Mortgage Trust 2.550%, 5/8/2031[1,2,3]	98,189
200,000	Extended Stay America Trust 2013-ESH 3.902%, 12/5/2031[3]	201,198
	Fannie Mae-Aces
47,613,172	0.171%, 9/25/2019[2,5]	155,743
7,504,835	0.542%, 6/25/2024[2,5]	220,049
7,969,579	0.262%, 7/25/2024[2,5]	104,784
191,561	FDIC Guaranteed Notes Trust 2010-C1 2.980%, 12/6/2020[1,3]	195,953
	FHLMC Multifamily Structured Pass-Through Certificates
1,010,000	1.642%, 6/25/2040[1,2,5]	102,198
805,000	1.857%, 8/25/2042[1,2,5]	68,103
1,300,000	2.178%, 8/25/2042[1,2,5]	193,931
1,750,000	1.488%, 2/25/2043[1,2,5]	137,854
900,000	1.692%, 2/25/2043[1,2,5]	107,309
215,833	Freddie Mac Structured Agency Credit Risk Debt Notes 1.194%, 2/25/2024[1,2]	215,833
28,143,879	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,3,5]	134,303
180,000	FREMF 2012-K501 Mortgage Trust 3.541%, 11/25/2046[1,2,3]	182,388

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$125,000	FREMF 2012-K710 Mortgage Trust 3.950%, 6/25/2047[1,2,3]	$127,751
	Government National Mortgage Association
694,932	1.150%, 12/16/2049[1,2,5]	55,071
1,373,501	0.764%, 4/16/2056[1,2,5]	83,237
2,490,525	0.870%, 4/16/2056[1,2,5]	178,165
995,175	0.853%, 7/16/2057[1,2,5]	74,632
77,612	Impac Secured Assets CMN Owner Trust 1.254%, 11/25/2034[1,2]	77,321
281,000	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5 5.529%, 12/15/2044[1,2]	282,017
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/2045[1]	256,927
263,448	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.884%, 2/12/2049[1,2]	276,291
232,768	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 1/15/2049[1]	241,586
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 3.807%, 6/15/2029[2,3]	123,940
229,499	JP Morgan Commercial Mortgage Finance Corp. 8.740%, 8/15/2032[1,2]	246,948
991,287	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.274%, 8/15/2047[1,2,5]	70,884
3,526,874	KGS-Alpha SBA COOF Trust 2014-3 1.391%, 5/25/2039[1,2,3,5,6]	186,814
4,167,913	KGS-Alpha SBA COOF Trust 2015-1 1.390%, 10/25/2035[1,2,3,5,6]	178,439
465,000	KGS-Alpha SBA COOF Trust 2015-2 2.898%, 7/25/2041[1,2,3,5,6]	66,205
	Morgan Stanley Capital I Trust 2007-IQ16
218,400	6.273%, 12/12/2049[1,2]	233,024
200,000	6.277%, 12/12/2049[1,2]	215,222
1,831,524	Morgan Stanley Capital I Trust 2012-STAR 1.973%, 8/5/2034[2,3,5]	117,564
187,760	Morgan Stanley Reremic Trust 2.000%, 7/27/2049[1,3]	186,539
68,274	RREF 2014-LT6 LLC 2.750%, 9/15/2024[1,3]	68,138
169,986	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,3]	169,959
60,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 5.818%, 5/15/2046[1,2]	63,948
249,000	WaMu Commercial Mortgage Securities Trust 2007-SL3 5.882%, 3/23/2045[1,2,3]	252,322

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$144,617	WFCG Commercial Mortgage Trust 2015-BXRP 2.778%, 11/15/2029[1,2,3]	$142,922
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.760%, 8/15/2047[1,2,5]	165,155

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,113,910)	8,979,524

	CORPORATE BONDS – 54.3%
	COMMUNICATIONS – 3.3%
250,000	British Telecommunications PLC 1.625%, 6/28/2016[4]	251,004
150,000	CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 6/1/2020[1]	155,813
125,000	CCO Safari II LLC 3.579%, 7/23/2020[1,3]	124,079
250,000	Deutsche Telekom International Finance B.V. 2.250%, 3/6/2017[3,4]	253,361
150,000	DISH DBS Corp. 7.125%, 2/1/2016	151,125
224,000	Sprint Communications, Inc. 9.000%, 11/15/2018[3]	235,043
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018[4]	153,417
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	243,419
170,000	Verizon Communications, Inc. 2.500%, 9/15/2016	172,336
		1,739,597
	CONSUMER DISCRETIONARY – 5.4%
152,000	Allegiant Travel Co. 5.500%, 7/15/2019	152,285
500,000	ERAC USA Finance LLC 6.200%, 11/1/2016[3]	525,009
	Ford Motor Credit Co. LLC
235,000	4.207%, 4/15/2016	238,700
240,000	4.250%, 2/3/2017	248,004
200,000	General Motors Co. 3.500%, 10/2/2018	201,614
250,000	General Motors Financial Co., Inc. 2.625%, 7/10/2017	250,580
	Hyundai Capital America
260,000	1.625%, 10/2/2015[3]	260,000
260,000	1.875%, 8/9/2016[3]	261,257

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$200,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,4]	$192,500
180,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,3]	170,550
200,000	Royal Caribbean Cruises Ltd. 7.250%, 3/15/2018[4]	218,000
70,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	72,975
		2,791,474
	CONSUMER STAPLES – 3.4%
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	214,500
375,000	CVS Health Corp. 1.900%, 7/20/2018	377,501
227,000	Kraft Heinz Food Co. 1.600%, 6/30/2017[3]	227,349
	Reynolds American, Inc.
250,000	1.050%, 10/30/2015	250,000
250,000	2.300%, 6/12/2018	252,689
300,000	SABMiller Holdings, Inc. 0.990%, 8/1/2018[2,3]	298,649
140,000	Walgreens Boots Alliance, Inc. 1.750%, 11/17/2017	140,519
		1,761,207
	ENERGY – 1.7%
250,000	Anadarko Petroleum Corp. 5.950%, 9/15/2016	259,805
50,000	Hilcorp Energy I LP / Hilcorp Finance Co. 7.625%, 4/15/2021[1,3]	49,000
230,000	Kinder Morgan Energy Partners LP 6.000%, 2/1/2017	240,600
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	211,652
100,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	102,300
33,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1]	31,927
		895,284
	FINANCIALS – 27.4%
250,000	Abbey National Treasury Services PLC 0.846%, 3/13/2017[2,4]	249,527

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	ABN AMRO BANK N.V.
$260,000	1.375%, 1/22/2016[3,4]	$260,389
240,000	4.250%, 2/2/2017[3,4]	248,466
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017[4]	197,000
200,000	Ally Financial, Inc. 4.750%, 9/10/2018	203,750
500,000	American Express Credit Corp. 2.800%, 9/19/2016	508,688
	Bank of America Corp.
470,000	5.700%, 5/2/2017	496,014
250,000	1.700%, 8/25/2017	250,657
335,000	1.154%, 4/1/2019[2]	335,229
	Barclays Bank PLC
520,000	0.901%, 2/17/2017[2,4]	519,663
250,000	6.050%, 12/4/2017[3,4]	270,362
490,000	Capital One Financial Corp. 3.150%, 7/15/2016	497,974
250,000	Capital One N.A. 1.475%, 8/17/2018[1,2]	250,700
200,000	CIT Group, Inc. 4.250%, 8/15/2017	202,500
	Citigroup, Inc.
470,000	5.500%, 2/15/2017	494,821
520,000	0.872%, 3/10/2017[2]	519,109
250,000	1.029%, 11/24/2017[2]	250,231
280,000	2.150%, 7/30/2018	281,389
250,000	Discover Bank 2.600%, 11/13/2018[1]	251,048
300,000	Fifth Third Bank 0.835%, 11/18/2016[1,2]	299,713
500,000	General Electric Capital Corp. 3.350%, 10/17/2016	513,554
475,000	Goldman Sachs Group, Inc. 1.497%, 4/30/2018[2]	479,065
500,000	HSBC Bank PLC 0.961%, 5/15/2018[2,3,4]	498,940
500,000	HSBC USA, Inc. 1.700%, 3/5/2018	498,631
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017[1]	200,624
115,000	International Lease Finance Corp. 8.750%, 3/15/2017	123,625

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	JPMorgan Chase & Co. 0.841%, 2/15/2017[2]	$499,611
500,000	JPMorgan Chase Bank N.A. 0.666%, 6/13/2016[2]	498,928
367,000	KeyBank N.A. 1.100%, 11/25/2016[1]	367,297
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	201,000
300,000	Liberty Mutual Group, Inc. 6.700%, 8/15/2016[3]	314,171
480,000	Lloyds Bank PLC 4.200%, 3/28/2017[4]	499,552
	Morgan Stanley
250,000	1.575%, 4/25/2018[2]	253,519
510,000	2.125%, 4/25/2018	513,003
260,000	Regions Financial Corp. 2.000%, 5/15/2018[1]	259,794
450,000	Royal Bank of Scotland PLC 4.375%, 3/16/2016[4]	457,452
490,000	Santander Holdings USA, Inc. 4.625%, 4/19/2016	499,300
200,000	Synchrony Financial 1.530%, 2/3/2020[2]	197,499
	UBS A.G.
250,000	0.949%, 8/14/2019[2,4]	249,125
200,000	7.250%, 2/22/2022[1,2,4]	208,074
292,000	Wachovia Corp. 5.625%, 10/15/2016	305,864
		14,225,858
	GOVERNMENTS – 0.9%
250,000	Colombia Government International Bond 2.121%, 11/16/2015[2,4]	250,000
200,000	Mexico Government International Bond 5.625%, 1/15/2017[4]	212,000
		462,000
	HEALTH CARE – 6.7%
	AbbVie, Inc.
260,000	1.200%, 11/6/2015	260,111
160,000	1.750%, 11/6/2017	160,475
250,000	1.800%, 5/14/2018	249,306
500,000	Actavis Funding SCS 1.591%, 3/12/2020[2,4]	495,361

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$125,000	Actavis, Inc. 1.875%, 10/1/2017	$124,692
260,000	Aetna, Inc. 1.500%, 11/15/2017[1]	260,258
55,000	Baxalta, Inc. 2.000%, 6/22/2018[3]	54,835
167,000	Becton, Dickinson and Co. 0.787%, 6/15/2016[2]	166,969
260,000	Celgene Corp. 1.900%, 8/15/2017	261,899
250,000	Gilead Sciences, Inc. 3.050%, 12/1/2016	255,939
	McKesson Corp.
260,000	0.950%, 12/4/2015	260,093
260,000	1.292%, 3/10/2017	259,507
	Tenet Healthcare Corp.
200,000	6.250%, 11/1/2018	213,500
107,000	3.837%, 6/15/2020[1,2,3]	106,264
38,000	6.000%, 10/1/2020	40,090
250,000	Thermo Fisher Scientific, Inc. 2.250%, 8/15/2016	252,166
30,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	31,200
		3,452,665
	INDUSTRIALS – 1.5%
183,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	193,065
260,000	Pentair Finance S.A. 1.875%, 9/15/2017[4]	257,160
50,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,3]	52,500
250,000	Textron, Inc. 4.625%, 9/21/2016	257,227
		759,952
	MATERIALS – 1.6%
130,000	AK Steel Corp. 8.750%, 12/1/2018[1]	126,444
250,000	Anglo American Capital PLC 2.625%, 9/27/2017[3,4]	233,831
84,000	ArcelorMittal 10.600%, 6/1/2019[4]	90,720
250,000	Glencore Finance Canada Ltd. 3.600%, 1/15/2017[3,4]	232,360

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$150,000	Rockwood Specialties Group, Inc. 4.625%, 10/15/2020[1]	$155,263
		838,618
	TECHNOLOGY – 1.4%
250,000	Apple, Inc. 0.601%, 5/6/2019[2]	249,714
250,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018	249,680
250,000	McGraw Hill Financial, Inc. 2.500%, 8/15/2018[3]	251,899
		751,293
	UTILITIES – 1.0%
97,000	Calpine Corp. 7.875%, 1/15/2023[1,3]	103,548
200,000	Exelon Corp. 1.550%, 6/9/2017	199,647
200,000	NRG Energy, Inc. 7.625%, 1/15/2018	210,000
		513,195
	TOTAL CORPORATE BONDS (Cost $28,392,242)	28,191,143

	MUNICIPAL BONDS – 0.8%
160,000	City of Chicago IL 5.000%, 1/1/2020	164,475
250,000	State of Illinois 5.365%, 3/1/2017	260,735

	TOTAL MUNICIPAL BONDS (Cost $427,560)	425,210

	TOTAL INVESTMENTS – 96.8% (Cost $50,633,746)	50,244,633
	Other Assets in Excess of Liabilities – 3.2%	1,660,410

	TOTAL NET ASSETS – 100.0%	$51,905,043

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,277,184.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Interest-only security.
[6]	Fair valued under procedures established by the Board of Trustees, represents 0.83% of Net Assets. The total value of these securities is $431,458.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 23.5%
$250,000	1776 CLO Ltd. 4.811%, 5/8/2020[1,2,3]	$242,987
155,363	Aames Mortgage Investment Trust 2006-1 0.514%, 4/25/2036[1,3]	150,990
	American Homes 4 Rent 2015-SFR1
1,658,062	—%, 4/17/2052[2,3,7]	—
250,000	5.885%, 4/17/2052[2]	240,673
250,000	Ascentium Equipment Receivables 2015-1 LLC 5.920%, 6/12/2023[1,2]	252,731
295,000	Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 0.444%, 5/25/2036[1,3]	244,014
249,997	Axis Equipment Finance Receivables III LLC 6.830%, 3/20/2023[1,2]	251,009
250,000	Baker Street Funding CLO 2005-1 Ltd. 0.787%, 12/15/2018[1,2,3]	246,251
248,820	California Republic Auto Receivables Trust 2015-2 0.000%, 2/15/2022[1,7]	251,681
144,375	California Republic Auto Receivables Trust 2015-3 0.000%, 6/15/2022[1,2]	144,375
250,000	CarFinance Capital Auto Trust 2015-1 5.490%, 1/18/2022[1,2]	250,939
285,000	Carrington Mortgage Loan Trust Series 2005-NC3 0.674%, 6/25/2035[1,3]	244,815
	Consumer Credit Origination Loan Trust 2015-1
161,799	2.820%, 3/15/2021[1,2]	162,445
250,000	5.210%, 3/15/2021[1,2]	253,928
280,000	CPS Auto Receivables Trust 2013-C 7.320%, 12/15/2020[1,2]	283,859
100,000	CPS Auto Receivables Trust 2014-A 3.290%, 2/18/2020[1,2]	98,715
250,000	CPS Auto Receivables Trust 2015-A 4.000%, 2/16/2021[1,2]	247,777
56,529	CPS Auto Trust 7.260%, 3/16/2020[1,2]	56,596
250,000	Credit Acceptance Auto Loan Trust 2015-1 3.300%, 7/17/2023[1,2]	253,118
235,000	Credit-Based Asset Servicing and Securitization LLC 0.644%, 7/25/2035[1,3]	216,177
250,000	Exeter Automobile Receivables Trust 2015-1 5.830%, 12/15/2021[1,2]	252,353
100,000	Exeter Automobile Receivables Trust 2015-2 5.790%, 5/16/2022[1,2]	101,149
250,000	Fannie Mae Connecticut Avenue Securities 4.494%, 2/25/2025[1,3]	243,766

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$100,000	First Investors Auto Owner Trust 2015-1 3.590%, 1/18/2022[1,2]	$99,236
100,000	First Investors Auto Owner Trust 2015-2 5.590%, 11/15/2022[1,2]	101,057
200,000	Flagship Credit Auto Trust 2014-1 4.830%, 6/15/2020[1,2]	203,014
250,000	Flagship Credit Auto Trust 2015-1 5.990%, 7/15/2022[1,2]	253,477
	Freddie Mac Structured Agency Credit Risk Debt Notes
250,000	4.344%, 1/25/2025[1,3]	249,397
250,000	3.994%, 3/25/2025[1,3]	242,785
249,967	10.944%, 3/25/2025[1,3]	293,696
250,000	3.444%, 5/25/2025[1,3]	234,341
250,000	2.794%, 12/25/2027[1,3]	252,099
245,000	Home Equity Asset Trust 2005-6 0.714%, 12/25/2035[1,3]	210,468
250,000	Invitation Homes 2014-SFR2 Trust 4.207%, 9/17/2031[2,3]	241,774
95,094	MAC Capital Ltd. 0.795%, 7/26/2023[1,2,3]	95,044
250,000	Navient Private Education Loan Trust 2015-A 3.500%, 12/15/2044[1,2]	234,742
75,000	Navient Student Loan Trust 2015-2 1.694%, 8/25/2050[1,3]	69,301
174,966	New Century Home Equity Loan Trust 2005-2 0.644%, 6/25/2035[1,3]	165,551
175,000	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4 0.634%, 11/25/2035[1,3]	165,253
250,000	Palmer Square CLO 2014-1 Ltd. 4.139%, 10/17/2022[1,2,3]	247,173
250,000	Prestige Auto Receivables Trust 2014-1 2.910%, 7/15/2021[1,2]	252,462
100,000	Prestige Auto Receivables Trust 2015-1 4.670%, 1/17/2022[1,2]	100,771
250,000	RAMP Series 2005-EFC2 Trust 0.834%, 7/25/2035[1,3]	221,456
250,000	RAMP Series 2005-EFC3 Trust 0.834%, 8/25/2035[1,3]	219,807
210,000	RAMP Series 2005-RS3 Trust 0.644%, 3/25/2035[1,3]	198,278
250,000	RAMP Series 2005-RZ3 Trust 0.744%, 9/25/2035[1,3]	211,507
305,454	RASC Series 2005-KS4 Trust 1.064%, 5/25/2035[1,3]	295,778

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$295,000	Soundview Home Loan Trust 2006-2 0.524%, 3/25/2036[1,3]	$266,817
250,000	Springleaf Funding Trust 2015-A 3.620%, 11/15/2024[1,2]	250,932
189,604	Store Master Funding I LLC 4.170%, 4/20/2045[1,2]	192,519
400,000	Structured Asset Investment Loan Trust 2005-7 0.929%, 8/25/2035[1,3]	384,380
260,000	Structured Asset Securities Corp. 2005-NC1 0.684%, 2/25/2035[1,3]	243,719
2,000	TCF Auto Receivables Owner Trust 0.000%, 3/15/2022[1,2,7]	580,000
200,000	Tidewater Auto Receivables Trust 2014-A 3.570%, 5/15/2021[1,2]	199,379
240,000	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust 0.824%, 11/25/2035[1,3]	214,577
240,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[1,2]	238,796

	TOTAL ASSET-BACKED SECURITIES (Cost $12,050,825)	12,119,934

	BANK LOANS – 1.6%
177,000	BJ's Wholesale Club, Inc. 8.500%, 3/31/2020[1,3]	175,747
232,996	JC Penney Corp., Inc. 6.000%, 5/22/2018[1,3]	232,086
203,962	Mohegan Tribal Gaming Authority 5.500%, 6/15/2018[1,3]	203,452
233,557	SUPERVALU, Inc. 4.500%, 3/21/2019[1,3]	234,199

	TOTAL BANK LOANS (Cost $841,813)	845,484

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.1%
14,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.226%, 4/14/2033[1,2,3,6]	170,100
200,000	Banc of America Commercial Mortgage Trust 2007-3 5.734%, 6/10/2049[1,3]	211,513
250,000	BBCMS Trust 2014-BXO 3.198%, 8/15/2027[2,3]	247,011
3,131,025	Citigroup Commercial Mortgage Trust 2014-GC23 1.290%, 7/10/2047[1,3,6]	224,407
1,593,409	Citigroup Commercial Mortgage Trust 2015-GC27 1.596%, 2/10/2048[1,3,6]	156,189
7,000,000	COMM 2012-LC4 Mortgage Trust 0.697%, 12/10/2044[1,2,3,6]	227,913

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,756,995	COMM 2014-CCRE18 Mortgage Trust 1.449%, 7/15/2047[1,3,6]	$195,603
250,000	COMM 2015-CCRE23 Mortgage Trust 3.807%, 5/10/2048[1,2,3]	232,523
2,689,071	COMM 2015-LC19 Mortgage Trust 1.378%, 2/10/2048[1,3,6]	226,829
100,000	EQTY 2014-INNS Mortgage Trust 2.550%, 5/8/2031[1,2,3]	98,189
250,000	Fannie Mae Connecticut Avenue Securities 5.094%, 11/25/2024[1,3]	250,781
	FHLMC Multifamily Structured Pass-Through Certificates
200,000	4.311%, 12/25/2030[1,3,6]	73,957
640,000	5.367%, 9/25/2040[1,3,6]	146,965
1,300,000	1.861%, 12/25/2040[1,3,6]	140,417
1,565,000	2.569%, 6/25/2042[1,3,6]	268,462
600,000	1.535%, 1/25/2043[1,3,6]	64,822
1,300,000	1.660%, 1/25/2043[1,3,6]	150,206
1,750,000	1.488%, 2/25/2043[1,3,6]	137,855
1,800,000	1.692%, 2/25/2043[1,3,6]	214,618
1,882,291	1.547%, 4/25/2043[1,3,6]	206,408
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 3.944%, 9/25/2024[1,3]	234,719
37,525,172	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,2,6]	179,070
250,000	FREMF 2012-K710 Mortgage Trust 3.950%, 6/25/2047[1,2,3]	255,502
250,000	FREMF 2013-K30 Mortgage Trust 3.668%, 6/25/2045[1,2,3]	246,279
180,000	FREMF 2013-K33 Mortgage Trust 3.618%, 8/25/2046[1,2,3]	173,216
200,000	FREMF 2015-K43 Mortgage Trust 3.863%, 2/25/2048[1,2,3]	204,858
250,000	FREMF 2015-K45 Mortgage Trust 3.714%, 4/25/2048[1,2,3]	225,523
	Government National Mortgage Association
992,760	1.150%, 12/16/2049[1,3,6]	78,672
796,140	0.853%, 7/16/2057[1,3,6]	59,706
281,000	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5 5.529%, 12/15/2044[1,3]	282,017
6,300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 0.583%, 2/15/2046[1,2,3,6]	169,369
1,908,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 0.725%, 4/15/2046[1,3,6]	72,100
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 4.725%, 7/15/2047[1,2,3]	216,950

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$130,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 3.807%, 6/15/2029[2,3]	$128,897
2,989,069	JPMBB Commercial Mortgage Securities Trust 2014-C26 1.327%, 1/15/2048[1,3,6]	203,514
4,167,913	KGS-Alpha SBA COOF Trust 2015-1 1.390%, 10/25/2035[6,7]	178,439
465,000	KGS-Alpha SBA COOF Trust 2015-2 2.898%, 7/25/2041[1,2,3,6,7]	66,205
305,528	Lehman Brothers Small Balance Commercial 0.714%, 9/25/2030[1,2,3]	232,994
2,486,608	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.572%, 2/15/2048[1,3,6]	228,303
212,482	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,2]	212,449
150,000	WaMu Commercial Mortgage Securities Trust 2007-SL3 5.882%, 3/23/2045[1,2,3]	152,001
100,000	Wells Fargo Commercial Mortgage Trust 2015-C26 3.586%, 2/15/2048[1,2]	78,955
4,800,000	Wells Fargo Commercial Mortgage Trust 2015-C27 0.500%, 2/15/2048[3,6]	152,126
125,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 4.242%, 5/15/2048[1,3]	105,198
180,000	WF-RBS Commercial Mortgage Trust 2011-C2 5.644%, 2/15/2044[1,2,3]	192,135
88,377	WFCG Commercial Mortgage Trust 2015-BXRP 2.778%, 11/15/2029[1,2,3]	87,341
6,913,412	WFRBS Commercial Mortgage Trust 2013-C15 0.749%, 8/15/2046[1,3,6]	217,703
95,000	WFRBS Commercial Mortgage Trust 2013-C16 5.148%, 9/15/2046[1,2,3]	91,332
3,128,028	WFRBS Commercial Mortgage Trust 2014-C19 1.456%, 3/15/2047[1,3,6]	223,588
4,500,000	WFRBS Commercial Mortgage Trust 2014-C21 0.760%, 8/15/2047[1,3,6]	232,249

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,938,319)	8,826,178

	CORPORATE BONDS – 50.5%
	COMMUNICATIONS – 7.8%
200,000	Altice Financing S.A. 6.625%, 2/15/2023[1,2,4]	192,375
69,000	Cable One, Inc. 5.750%, 6/15/2022[1,2]	67,999
296,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 1/31/2022[1]	298,220

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS(Continued)
$42,000	Consolidated Communications, Inc. 6.500%, 10/1/2022[1,2]	$37,590
222,000	DISH DBS Corp. 6.750%, 6/1/2021	213,813
90,000	Frontier Communications Corp. 11.000%, 9/15/2025[1,2]	87,075
143,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	153,189
150,000	iHeartCommunications, Inc. 11.250%, 3/1/2021[1]	129,750
400,000	j2 Global, Inc. 8.000%, 8/1/2020[1]	426,000
226,000	Liberty Interactive LLC 8.250%, 2/1/2030	232,780
237,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.750%, 4/1/2021[1]	258,922
270,000	Millicom International Cellular S.A. 4.750%, 5/22/2020[1,2,4]	257,904
275,000	Qwest Capital Funding, Inc. 7.750%, 2/15/2031	253,000
102,000	Sirius XM Radio, Inc. 6.000%, 7/15/2024[1,2]	102,510
667,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	699,883
415,000	T-Mobile USA, Inc. 6.625%, 4/1/2023[1]	410,850
250,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2,4]	226,875
		4,048,735
	CONSUMER DISCRETIONARY – 7.8%
115,000	Allegiant Travel Co. 5.500%, 7/15/2019	115,216
95,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.000%, 10/1/2020[1]	90,250
80,000	Carmike Cinemas, Inc. 6.000%, 6/15/2023[1,2]	80,800
487,000	Chinos Intermediate Holdings A, Inc. 7.750%, 5/1/2019[1,2]	186,277
375,000	Daimler Finance North America LLC 3.500%, 8/3/2025[2]	357,366

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
$213,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.500%, 5/1/2021[1]	$199,155
175,000	Ford Motor Co. 7.450%, 7/16/2031	217,387
150,000	General Motors Co. 4.875%, 10/2/2023	152,128
96,000	Interval Acquisition Corp. 5.625%, 4/15/2023[1,2]	94,560
315,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[2,4]	303,187
356,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,2]	337,310
426,000	L Brands, Inc. 7.600%, 7/15/2037	469,665
326,000	Landry's, Inc. 9.375%, 5/1/2020[1,2]	348,005
33,000	LKQ Corp. 4.750%, 5/15/2023[1]	31,763
537,000	Mattamy Group Corp. 6.500%, 11/15/2020[1,2,4]	520,890
150,000	Metalsa S.A. de C.V. 4.900%, 4/24/2023[4]	129,000
8,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[1,2]	8,030
240,000	Tenedora Nemak S.A. de C.V. 5.500%, 2/28/2023[1,2,4]	235,200
169,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	176,183
		4,052,372
	CONSUMER STAPLES – 1.5%
170,000	Dean Foods Co. 6.500%, 3/15/2023[1,2]	172,550
127,000	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/2021[1,2]	131,763
51,000	Post Holdings, Inc. 7.750%, 3/15/2024[1,2]	52,275
229,000	Rite Aid Corp. 6.125%, 4/1/2023[1,2]	227,282
96,000	Spectrum Brands, Inc. 5.750%, 7/15/2025[1,2]	97,920
71,000	Wells Enterprises, Inc. 6.750%, 2/1/2020[1,2]	72,420
		754,210

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 3.3%
$40,000	Concho Resources, Inc. 7.000%, 1/15/2021[1]	$40,600
150,000	Endeavor Energy Resources LP / EER Finance, Inc. 8.125%, 9/15/2023[1,2]	144,000
377,000	Energy Transfer Equity LP 7.500%, 10/15/2020	375,115
112,000	Gulfport Energy Corp. 7.750%, 11/1/2020[1]	110,040
105,000	Halcon Resources Corp. 8.625%, 2/1/2020[1,2]	87,281
155,000	Hilcorp Energy I LP / Hilcorp Finance Co. 7.625%, 4/15/2021[1,2]	151,900
302,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	308,946
110,000	PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/2023[1,2]	95,425
51,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1]	49,343
183,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 4/1/2020[1]	111,172
180,000	Williams Partners LP / ACMP Finance Corp. 6.125%, 7/15/2022[1]	183,144
60,000	WPX Energy, Inc. 7.500%, 8/1/2020[1]	54,900
		1,711,866
	FINANCIALS – 13.5%
147,000	Ally Financial, Inc. 8.000%, 11/1/2031	170,291
500,000	Capital One N.A./Mclean VA 2.400%, 9/5/2019[1]	496,721
500,000	Citigroup, Inc. 2.500%, 9/26/2018	506,639
4,000	Communications Sales & Leasing, Inc. 6.000%, 4/15/2023[1,2]	3,560
141,000	Communications Sales & Leasing, Inc. / CSL Capital LLC 8.250%, 10/15/2023[1]	120,555
250,000	Credit Suisse 1.750%, 1/29/2018[4]	250,023
250,000	Credit Suisse Group Guernsey I Ltd. 7.875%, 2/24/2041[1,3,4]	257,425
500,000	Discover Bank/Greenwood DE 3.100%, 6/4/2020[1]	504,840

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS(Continued)
$330,000	Forestar USA Real Estate Group, Inc. 8.500%, 6/1/2022[1,2]	$341,550
500,000	General Electric Capital Corp. 7.125%, 12/29/2049[1,3]	577,500
500,000	Goldman Sachs Group, Inc. 2.600%, 4/23/2020[1]	501,361
307,000	Harland Clarke Holdings Corp. 6.875%, 3/1/2020[1,2]	276,300
170,000	Iron Mountain, Inc. 6.000%, 8/15/2023[1]	170,000
500,000	JPMorgan Chase & Co. 2.250%, 1/23/2020[1]	495,841
79,000	KCG Holdings, Inc. 6.875%, 3/15/2020[1,2]	73,075
505,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	507,525
146,000	Liberty Mutual Group, Inc. 10.750%, 6/15/2058[1,2,3]	219,365
405,000	Morgan Stanley 2.650%, 1/27/2020	406,914
241,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875%, 10/1/2020[1]	219,310
250,000	Synchrony Financial 4.500%, 7/23/2025[1]	251,957
250,000	UBS A.G. 7.250%, 2/22/2022[1,3,4]	260,092
400,000	Walter Investment Management Corp. 7.875%, 12/15/2021[1]	342,000
		6,952,844
	GOVERNMENTS – 1.5%
220,000	Dominican Republic International Bond 7.450%, 4/30/2044[2,4]	224,950
200,000	Ivory Coast Government International Bond 6.375%, 3/3/2028[2,4]	177,432
200,000	Kenya Government International Bond 6.875%, 6/24/2024[2,4]	181,200
200,000	Panama Government International Bond 3.750%, 3/16/2025[1,4]	193,500
		777,082
	HEALTH CARE – 4.2%
310,000	Alere, Inc. 7.250%, 7/1/2018[1]	322,400

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE(Continued)
$500,000	Becton, Dickinson and Co. 2.675%, 12/15/2019	$505,593
	Boston Scientific Corp.
150,000	6.000%, 1/15/2020	168,224
185,000	2.850%, 5/15/2020	184,959
430,000	HCA, Inc. 7.500%, 11/15/2095	425,700
27,000	Hologic, Inc. 5.250%, 7/15/2022[1,2]	27,270
119,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	125,545
335,000	Valeant Pharmaceuticals International 7.250%, 7/15/2022[1,2]	341,114
47,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	48,880
		2,149,685
	INDUSTRIALS – 3.0%
11,000	ATS Automation Tooling Systems, Inc. 6.500%, 6/15/2023[1,2,4]	11,028
64,000	CNH Industrial Capital LLC 3.875%, 7/16/2018[2]	62,720
291,000	GenCorp, Inc. 7.125%, 3/15/2021[1]	301,185
31,000	Orbital ATK, Inc. 5.500%, 10/1/2023[1,2]	31,078
500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	488,671
405,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,2]	425,250
178,000	TransDigm, Inc. 6.500%, 5/15/2025[1,2]	167,320
104,000	XPO Logistics, Inc. 6.500%, 6/15/2022[1,2]	87,945
		1,575,197
	MATERIALS – 3.8%
85,000	American Gilsonite Co. 11.500%, 9/1/2017[1,2]	71,400
220,000	ArcelorMittal 10.600%, 6/1/2019[4]	237,600
204,706	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.000%, 11/15/2020[1,2,4]	204,706
200,000	Corp Nacional del Cobre de Chile 3.000%, 7/17/2022[2,4]	182,958

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS(Continued)
$500,000	Glencore Finance Canada Ltd. 2.700%, 10/25/2017[2,4]	$449,750
230,000	OCP SA 5.625%, 4/25/2024[2,4]	234,609
270,000	Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp. 6.500%, 4/15/2021[1,2]	267,300
123,000	Sealed Air Corp. 6.875%, 7/15/2033[2]	123,308
200,000	Union Andina de Cementos S.A.A. 5.875%, 10/30/2021[1,2,4]	192,500
		1,964,131
	TECHNOLOGY – 2.5%
285,000	Avaya, Inc. 9.000%, 4/1/2019[1,2]	236,550
125,000	Dell, Inc. 6.500%, 4/15/2038	110,238
220,000	Hewlett-Packard Co. 6.000%, 9/15/2041	216,269
97,000	Micron Technology, Inc. 5.625%, 1/15/2026[1,2]	87,300
235,000	Seagate HDD Cayman 5.750%, 12/1/2034[1,2,4]	226,024
200,000	Sixsigma Networks Mexico S.A. de C.V. 8.250%, 11/7/2021[1,2,4]	187,750
110,000	Sungard Availability Services Capital, Inc. 8.750%, 4/1/2022[1,2]	66,000
141,000	ViaSat, Inc. 6.875%, 6/15/2020[1]	148,050
		1,278,181
	UTILITIES – 1.6%
147,000	Calpine Corp. 7.875%, 1/15/2023[1,2]	156,922
250,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1,2]	242,678
420,000	NRG Energy, Inc. 6.250%, 7/15/2022[1]	382,200
24,000	TerraForm Power Operating LLC 6.125%, 6/15/2025[1,2]	20,760
		802,560
	TOTAL CORPORATE BONDS (Cost $27,325,502)	26,066,863

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS – 1.3%
	City of Chicago IL
$250,000	5.432%, 1/1/2042	$209,715
250,000	6.314%, 1/1/2044	229,185
250,000	Puerto Rico Electric Power Authority 5.500%, 7/1/2017[5]	254,957

	TOTAL MUNICIPAL BONDS (Cost $707,247)	693,857

Number of Shares

	PREFERRED STOCKS – 1.0%
20,000	General Electric Capital Corp. 4.700%, 5/16/2053[1]	497,800

	TOTAL PREFERRED STOCKS (Cost $515,800)	497,800

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	U.S. Ultra Bond Option
24	Exercise Price: $163.00, Expiration Date: November 21, 2015	55,125

	TOTAL CALL OPTIONS (Cost $62,309)	55,125

	PUT OPTIONS – 0.0%
	OTC EUR versus GBP
1,600,000	Exercise Price: $0.72, Expiration Date: October 23, 2015	4,096
	OTC EUR versus USD
1,600,000	Exercise Price: $1.08, Expiration Date: October 15, 2015	1,215

	TOTAL PUT OPTIONS (Cost $34,391)	5,311

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $96,700)	60,436

Principal Amount

	U.S. TREASURY SECURITIES – 0.6%
$334,445	United States Treasury Inflation Indexed Bonds 0.750%, 2/15/2045	290,031

	TOTAL U.S. TREASURY SECURITIES (Cost $301,345)	290,031

	TOTAL INVESTMENTS – 95.7% (Cost $50,777,551)	49,400,583

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Value

Other Assets in Excess of Liabilities – 4.3%	$2,204,828

TOTAL NET ASSETS – 100.0%	$51,605,411

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	U.S. Ultra Bond Option
(24)	Exercise Price: $167.00, Expiration Date: November 21, 2015	$(29,250)

	TOTAL CALL OPTIONS (Proceeds $34,441)	(29,250)

	PUT OPTIONS – (0.0)%
	OTC EUR versus USD
(1,600,000)	Exercise Price: $1.06, Expiration Date: October 15, 2015	(183)

	TOTAL PUT OPTIONS (Proceeds $13,924)	(183)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $48,365)	$(29,433)

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,985,088.
[3]	Variable, floating, or step rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Security is in default.
[6]	Interest-only security.
[7]	Fair valued under procedures established by the Board of Trustees, represents 2.09% of Net Assets. The total value of these securities is $1,076,325.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

	Pay/(a) Receive
					Premium	Unrealized
Counterparty/	Fixed	Fixed	Expiration	Notional	Paid	Appreciation/
Reference Entity	Rate	Rate	Date	Amount	(Received)	(Depreciation)
Bank of America
Capital One Financial Corp.	Pay	1.00%	9/20/19	$500,000	$(13,657)	$(820)
Kinder Mogan, Inc.	Receive	1.00	9/20/20	500,000	(19,762)	(19,248)
Kinder Morgan, Inc.	Pay	1.00	9/20/20	500,000	(1,207)	22,417
Barclays
Boston Scientific Corp.	Pay	1.00	6/20/20	120,000	(2,111)	(80)
Boston Scientific Corp.	Pay	1.00	6/20/20	90,000	(1,627)	(131)
Boston Scientific Corp.	Pay	1.00	3/20/20	65,000	(1,169)	(18)
Boston Scientific Corp.	Pay	1.00	3/20/20	60,000	(972)	(200)
J.P. Morgan
Government of Japan	Pay	1.00	9/20/18	1,500,000	(37,483)	2,979
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$(77,988)	$4,899

SWAPTIONS CONTRACTS
INTEREST RATE SWAPTIONS CONTRACTS

		Pay/ Receive Floating Rate
						Premium
Counterparty/	Floating Rate		Exercise	Expiration	Notional	Paid	Market
Reference Entity	Index		Rate	Date	Amount	(Received)	Value
J.P. Morgan
RTR 30-Year	3-Month USD- LIBOR-BBA	Pay	2.40	11/4/15	$1,000,000	$11,025	$11,265
RTR 30-Year	3-Month USD- LIBOR-BBA	Receive	2.20	11/4/15	1,000,000	(4,550)	(3,070)
TOTAL INTEREST RATE SWAPTIONS CONTRACTS						$6,475	$8,195

(a)	If AAM/HIMCO Unconstrained Bond Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If AAM/HIMCO Unconstrained Bond Fund is receiving a fixed rate, AAM/HIMCO Unconstrained Bond Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)					Unrealized Appreciation (Depreciation)
		Expiration Date	Value at Trade Date	Value at September 30, 2015
	Description

3	U.S. Treasury Ultra Long Term Bond	December 2015	$481,010	$481,219	$209
(27)	U.S. 2 Year Treasury Note	December 2015	(5,904,576)	(5,913,844)	(9,268)
(106)	U.S. 5 Year Treasury Note	December 2015	(12,697,301)	(12,774,655)	(77,354)
(67)	U.S. 10 Year Treasury Note	December 2015	(8,525,186)	(8,625,203)	(100,017)
(15)	U.S. Treasury Long Bond	December 2015	(2,318,970)	(2,360,157)	(41,187)

TOTAL FUTURES CONTRACTS			$(28,965,023)	$(29,192,640)	$(227,617)

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
		Currency Amount Purchased			Unrealized Appreciation (Depreciation)
	Currency Exchange		Value at Settlement Date	Value at September 30, 2015
Purchase Contracts
Japanese Yen	JPY per MXN	63,480,800	$516,847	$529,337	$12,490
Mexican Peso	MXN per JPY	8,000,000	520,993	472,122	(48,871)
Mexican Peso	MXN per USD	3,957,500	254,544	232,939	(21,605)
			1,292,384	1,234,398	(57,986)

	Currency Exchange	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Sale Contracts
Japanese Yen	JPY per USD	(63,480,800)	$(538,348)	$(529,337)	$9,011
Mexican Peso	MXN per USD	(8,000,000)	(516,847)	(472,122)	44,725
Mexican Peso	MXN per USD	(3,957,500)	(250,000)	(232,939)	17,061
			(1,305,195)	(1,234,398)	70,797

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(12,811)	$-	$12,811

JPY - Japanese Yen
MXN - Mexican Peso

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
AAM/HIMCO Short Duration Fund (“HIMCO Short Duration” or “HIMCO Short Duration Fund”) and AAM/HIMCO Unconstrained Bond Fund (“HIMCO Unconstrained Bond” or “HIMCO Unconstrained Bond Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The HIMCO Short Duration Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014.

The HIMCO Unconstrained Bond Fund’s primary investment objective is to seek to maximize long-term total return. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. It is expected that Class A and Class C Shares will become available within 12 months of Fund launch. The Fund’s inception date was December 31, 2014, but the Fund commenced investment operations on January 2, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Funds elected to no longer use amortized cost valuation method for those securities.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans
The Funds may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment, and revolving credit facilities, which would require the Funds to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

(d) Options Contracts
The HIMCO Unconstrained Bond Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

(e) Futures Contracts
The HIMCO Unconstrained Bond Fund may enter into futures contracts (including contracts relating to interest rates and financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in U.S. Treasury futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Credit Default Swap Contracts
The HIMCO Unconstrained Bond Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(g) Interest Rate Swap Contracts
The HIMCO Unconstrained Bond Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

(h) Swaptions Contracts
The HIMCO Unconstrained Bond Fund may enter into swaptions contracts. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Cost of investments	$50,633,746	$50,778,729

Gross unrealized appreciation	$73,815	$253,582
Gross unrealized depreciation	(462,928)	(1,631,728)

Net unrealized depreciation	$(389,113)	$(1,378,146)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Funds’ assets carried at fair value:

HIMCO Short Duration Fund	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$6,352,720	$-	$6,352,720
Bank Loans	-	6,296,036	-	6,296,036
Commercial Mortgage-Backed Securities	-	8,548,066	431,458	8,979,524
Corporate Bonds[1]	-	28,191,143	-	28,191,143
Municipal Bonds	-	425,210	-	425,210
Total Investments	$-	$49,813,175	$431,458	$50,244,633

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

HIMCO Unconstrained Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$11,288,253	$831,681	$12,119,934
Bank Loans	-	845,484	-	845,484
Commercial Mortgage-Backed Securities	-	8,581,534	244,644	8,826,178
Corporate Bonds[1]	-	26,066,863	-	26,066,863
Municipal Bonds	-	693,857	-	693,857
Preferred Stock[1]	497,800	-	-	497,800
Purchased Options Contracts	-	60,436	-	60,436
U.S. Treasury Securities	-	290,031	-	290,031
Total	$497,800	$47,826,458	$1,076,325	$49,400,583

Liabilities
Written Options Contracts	-	29,433	-	29,433
Total	$-	$29,433	$-	$29,433

Other Financial Instruments*
Credit Default Swap Contracts	$-	$4,899	$-	$4,899
Interest Rate Swaptions Contracts	-	8,195	-	8,195
Forward Foreign Currency Exchange Contracts	-	12,811	-	12,811
Futures Contracts	(227,617)	-	-	(227,617)
Total	$(227,617)	$25,905	$-	$(201,712)

[1]	All bonds held in the Fund are Level 2 securities and all preferred stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
*	Other financial instruments are derivative instruments, such as swap contracts, swaptions contracts, forward contracts and futures contracts. Swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Unconstrained Bond Fund from July 1, 2015 to September 30, 2015, represented by recognizing the September 30, 2015 market value of securities:

Unconstrained Bond Fund
Transfers into Level 2	$251,009
Transfers out of Level 2	(251,681)
Net transfers in (out) of Level 2	$(672)

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Transfers into Level 3	$251,681
Transfers out of Level 3	(251,009)
Net transfers in (out) of Level 3	$672

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Beginning balance July 1, 2015	$407,939	$1,028,794
Transfers into Level 3 during the period	-	251,681
Transfers out of Level 3 during the period	-	(251,009)
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(19,783)	(19,346)
Net purchases	66,205	66,205
Net sales	-	-
Principal paydown	(22,903)	-
Ending balance September 30, 2015	$431,458	$1,076,325

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015:

	Fair Value September 30, 2015	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
HIMCO Short Duration Fund - Commercial Mortgage-Backed Securities	$431,458	Broker Quote/Cost	Single Broker Quote/Market Assessment	Increase
HIMCO Unconstrained Bond Fund - Asset-Backed Securities	831,681	Broker Quote/Cost	Single Broker Quote/Market Assessment	Increase
HIMCO Unconstrained Bond Fund - Commercial Mortgage-Backed Security	244,644	Broker Quote	Single Broker Quote/Market Assessment	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/27/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/27/2015